Loans and asset quality - Credit Risk Profile by Origination (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	$ 13,289	$ 7,414
Fiscal year before current fiscal year	1,738	2,976
Two years before current fiscal year	2,194	1,887
Three years before current fiscal year	1,090	2,591
Four years before current fiscal year	1,484	2,352
More than five years before current fiscal year	4,627	4,506
Amortized cost	40,279	32,033
Converted to term loans – Amortized cost	26	27
Total	64,727	53,786
Accrued interest receivable	61	59
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	2,058	1,117
Fiscal year before current fiscal year	1,008	1,044
Two years before current fiscal year	855	637
Three years before current fiscal year	542	1,188
Four years before current fiscal year	885	1,515
More than five years before current fiscal year	2,838	2,546
Amortized cost	14	38
Converted to term loans – Amortized cost	0	0
Total	8,200	8,085
Wealth management loans and mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	118	18
Fiscal year before current fiscal year	18	85
Two years before current fiscal year	73	11
Three years before current fiscal year	6	147
Four years before current fiscal year	104	59
More than five years before current fiscal year	122	112
Amortized cost	9,351	7,770
Converted to term loans – Amortized cost	0	0
Total	9,792	8,202
Accrued interest receivable	12	11
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	299	389
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	299	389
Accrued interest receivable	1	1
Capital call financing
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	2,284	220
Converted to term loans – Amortized cost	0	0
Total	2,284	220
Accrued interest receivable	3	0
Other loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	2,541	1,904
Converted to term loans – Amortized cost	0	0
Total	2,541	1,904
Accrued interest receivable	2	1
Margin loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	7,697	4,614
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	14,790	10,802
Converted to term loans – Amortized cost	0	0
Total	22,487	15,416
Accrued interest receivable	10	8
Investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	117	18
Fiscal year before current fiscal year	18	85
Two years before current fiscal year	73	11
Three years before current fiscal year	6	147
Four years before current fiscal year	104	59
More than five years before current fiscal year	122	112
Amortized cost	9,320	7,716
Converted to term loans – Amortized cost	0	0
Total	9,760	8,148
Non-investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	31	54
Converted to term loans – Amortized cost	0	0
Total	32	54
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	429	270
Fiscal year before current fiscal year	20	18
Two years before current fiscal year	0	77
Three years before current fiscal year	8	420
Four years before current fiscal year	145	57
More than five years before current fiscal year	0	0
Amortized cost	1,526	587
Converted to term loans – Amortized cost	0	0
Total	2,128	1,429
Accrued interest receivable	1	2
Commercial | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	348	128
Fiscal year before current fiscal year	20	18
Two years before current fiscal year	0	71
Three years before current fiscal year	8	420
Four years before current fiscal year	145	57
More than five years before current fiscal year	0	0
Amortized cost	1,450	493
Converted to term loans – Amortized cost	0	0
Total	1,971	1,187
Commercial | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	81	142
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	6
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	76	94
Converted to term loans – Amortized cost	0	0
Total	157	242
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	2,237	1,063
Fiscal year before current fiscal year	625	1,629
Two years before current fiscal year	1,251	1,101
Three years before current fiscal year	524	702
Four years before current fiscal year	348	688
More than five years before current fiscal year	696	490
Amortized cost	326	320
Converted to term loans – Amortized cost	26	27
Total	6,033	6,020
Accrued interest receivable	7	8
Commercial real estate | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1,577	778
Fiscal year before current fiscal year	528	1,010
Two years before current fiscal year	683	458
Three years before current fiscal year	173	543
Four years before current fiscal year	298	312
More than five years before current fiscal year	601	346
Amortized cost	205	91
Converted to term loans – Amortized cost	0	0
Total	4,065	3,538
Commercial real estate | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	660	285
Fiscal year before current fiscal year	97	619
Two years before current fiscal year	568	643
Three years before current fiscal year	351	159
Four years before current fiscal year	50	376
More than five years before current fiscal year	95	144
Amortized cost	121	229
Converted to term loans – Amortized cost	26	27
Total	1,968	2,482
Financial institutions
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	725	216
Fiscal year before current fiscal year	0	182
Two years before current fiscal year	0	47
Three years before current fiscal year	0	125
Four years before current fiscal year	0	13
More than five years before current fiscal year	60	156
Amortized cost	9,447	10,392
Converted to term loans – Amortized cost	0	0
Total	10,232	11,131
Accrued interest receivable	11	12
Financial institutions | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	705	132
Fiscal year before current fiscal year	0	146
Two years before current fiscal year	0	47
Three years before current fiscal year	0	125
Four years before current fiscal year	0	13
More than five years before current fiscal year	60	156
Amortized cost	8,015	8,646
Converted to term loans – Amortized cost	0	0
Total	8,780	9,265
Financial institutions | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	20	84
Fiscal year before current fiscal year	0	36
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
More than five years before current fiscal year	0	0
Amortized cost	1,432	1,746
Converted to term loans – Amortized cost	0	0
Total	1,452	1,866
Lease financings
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	25	116
Fiscal year before current fiscal year	67	18
Two years before current fiscal year	15	14
Three years before current fiscal year	10	9
Four years before current fiscal year	2	20
More than five years before current fiscal year	612	813
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	731	990
Accrued interest receivable	$ 0	$ 0